UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 93.7%
	CONSUMER DISCRETIONARY - 10.0%
3,970	Best Buy Co., Inc.	$144,905
4,281	Brinker International, Inc.	77,529
2,466	Carter's, Inc.*	70,676
4,281	Dollar Tree, Inc.*	238,623
9,139	Gap, Inc.	196,488
3,177	Hasbro, Inc.	113,673
5,717	McDonald's Corp.	365,030
2,022	priceline.com, Inc.*	458,509
5,125	Ross Stores, Inc.	250,664
5,295	TJX Cos., Inc.	220,431
6,487	Walt Disney Co.	202,654
		2,339,182

	CONSUMER STAPLES - 11.0%
2,237	Church & Dwight Co., Inc.	150,282
4,910	Colgate-Palmolive Co.	407,235
5,931	Corn Products International, Inc.	193,232
4,562	Dr. Pepper Snapple Group, Inc.	144,844
4,858	General Mills, Inc.	349,825
6,436	H.J. Heinz Co.	295,412
9,842	Hain Celestial Group, Inc.*	156,193
1,622	JM Smucker Co.	96,801
5,006	NBTY, Inc.*	227,272
4,458	PepsiCo, Inc.	278,491
4,740	Wal-Mart Stores, Inc.	256,292
		2,555,879

	ENERGY - 10.9%
4,281	Apache Corp.	443,683
3,385	Arena Resources, Inc.*	140,240
8,065	BP PLC - ADR	429,139
6,562	Chevron Corp.	474,433
1,770	Diamond Offshore Drilling, Inc.	154,556
5,199	Exxon Mobil Corp.	337,935
5,769	Halliburton Co.	173,935
3,333	Marathon Oil Corp.	96,490
1,963	National Oilwell Varco, Inc.	85,332
2,000	Schlumberger Ltd.	122,200
1,859	Unit Corp.*	80,811
		2,538,754

	FINANCIALS - 8.1%
1,148	Affiliated Managers Group, Inc.*	81,657
4,584	Allied World Assurance Co. Holdings Ltd.	211,322
2,452	Bank of Montreal	130,373
526	BlackRock, Inc.	115,089
2,711	Franklin Resources, Inc.	275,763
1,400	Goldman Sachs Group, Inc.	218,890
6,339	MetLife, Inc.	230,676
8,902	New York Community Bancorp, Inc.	137,892

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

3,125	PNC Financial Services Group, Inc.	$168,000
4,710	Rayonier, Inc. - REIT	195,795
4,651	U.S. Bancorp	114,461
		1,879,918

	HEALTH CARE - 15.2%
6,354	Baxter International, Inc.	361,733
14,278	Bristol-Myers Squibb Co.	349,954
2,807	Covidien PLC	137,880
1,926	Gilead Sciences, Inc.*	91,697
3,696	Hospira, Inc.*	193,412
5,437	Johnson & Johnson	342,531
2,881	Laboratory Corp. of America Holdings*	211,206
3,844	McKesson Corp.	227,373
4,703	Medco Health Solutions, Inc.*	297,418
8,620	Merck & Co., Inc.	317,906
1,333	Mettler-Toledo International, Inc.*	132,513
5,125	Perrigo Co.	254,046
5,206	Sirona Dental Systems, Inc.*	186,843
7,228	Teva Pharmaceutical Industries Ltd. - ADR	433,752
		3,538,264

	INDUSTRIALS - 8.2%
2,903	Deere & Co.	166,342
2,733	Eaton Corp.	186,172
6,421	Emerson Electric Co.	303,970
2,607	Illinois Tool Works, Inc.	118,671
2,155	Middleby Corp.*	99,970
3,348	Norfolk Southern Corp.	172,188
3,223	Raytheon Co.	181,261
1,393	Rockwell Automation, Inc.	75,347
4,273	Tyco International Ltd.*	154,084
4,947	United Parcel Service, Inc. - Class B	290,587
2,828	Watsco, Inc.	163,572
		1,912,164

	INFORMATION TECHNOLOGY - 21.2%
8,605	Altera Corp.	210,220
3,999	Analog Devices, Inc.	116,931
2,178	CACI International, Inc. - Class A*	107,942
13,678	Cisco Systems, Inc.*	332,786
8,739	Corning, Inc.	154,068
9,827	eBay, Inc.*	226,217
24,090	EMC Corp.*	421,334
4,992	F5 Networks, Inc.*	278,554
340	Google, Inc. - Class A*	179,112
5,939	Hewlett-Packard Co.	301,642
15,840	Intel Corp.	325,195
2,607	International Business Machines Corp.	331,506
13,395	Jabil Circuit, Inc.	203,202
2,051	JDA Software Group, Inc.*	58,043
1,267	Mastercard, Inc. - Class A	284,277
5,754	McAfee, Inc.*	228,376

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

3,244	Molex, Inc.	$66,340
7,406	Novellus Systems, Inc.*	163,821
8,546	Nuance Communications, Inc.*	122,977
2,466	Open Text Corp.*	119,946
12,078	Oracle Corp.	297,723
13,263	Seagate Technology*	264,066
3,192	Solera Holdings, Inc.	109,039
1,570	Sourcefire, Inc.*	36,675
		4,939,992

	MATERIALS - 3.9%
3,414	Albemarle Corp.	127,991
2,533	Ashland, Inc.	119,253
8,709	Barrick Gold Corp.	327,981
2,015	PPG Industries, Inc.	124,003
5,236	Scotts Miracle-Gro Co. - Class A	204,466
		903,694

	TELECOMMUNICATION SERVICES - 2.1%
8,213	AT&T, Inc.	203,765
7,309	Syniverse Holdings, Inc.*	122,937
7,909	Vodafone Group PLC - ADR	172,179
		498,881

	UTILITIES - 3.1%
4,599	California Water Service Group	165,012
10,701	DPL, Inc.	284,005
7,561	Pinnacle West Capital Corp.	275,296
		724,313

	TOTAL COMMON STOCKS (Cost $18,565,005)	21,831,041

	EXCHANGE-TRADED FUNDS - 5.3%
33,450	Financial Select Sector SPDR Fund	491,046
6,443	iShares Russell 2000 Index Fund	404,620
14,100	SPDR KBW Regional Banking ETF	345,873

	TOTAL EXCHANGE-TRADED FUNDS (Cost $970,403)	1,241,539

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 1.2%
$273,416	UMB Money Market Fiduciary, 0.03%‡	273,416

	TOTAL SHORT-TERM INVESTMENTS (Cost $273,416)	273,416

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

TOTAL INVESTMENTS - 100.2% (Cost $19,808,824)	$23,345,996
Liabilities less other assets - (0.2)%	(49,412)

TOTAL NET ASSETS - 100.0%	$23,296,584

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2010

Sector Representation as of 2/28/2010 (% of net assets)

Sector Breakdown	% of Net Assets
Information Technology	21.2%
Health Care	15.2
Consumer Staples	11.0
Energy	10.9
Consumer Discretionary	10.0
Industrials	8.2
Financials	8.1
Exchange-Traded Funds	5.3
Materials	3.9
Utilities	3.1
Telecommunication Services	2.1
Short-Term Investments	1.2
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.1%
	CONSUMER DISCRETIONARY - 15.3%
1,479	Aeropostale, Inc.*	$52,297
430	Amazon.com, Inc.*	50,912
21,738	Best Buy Co., Inc.+	793,437
27,060	Big Lots, Inc.*+	906,510
17,057	Brinker International, Inc.	308,902
3,683	California Pizza Kitchen, Inc.*	57,234
4,355	Callaway Golf Co.	34,535
1,600	Career Education Corp.*	44,512
8,647	Charming Shoppes, Inc.*	51,450
1,451	Childrens Place Retail Stores, Inc.*	55,443
4,920	Clear Channel Outdoor Holdings, Inc. - Class A*	46,838
2,251	Cooper Tire & Rubber Co.	39,483
2,484	Corinthian Colleges, Inc.*	40,290
4,549	CROCS, Inc.*+	32,070
819	Daimler AG	34,242
3,182	Dillard's, Inc. - Class A	53,680
20,199	Dollar Tree, Inc.*+	1,125,892
2,283	Drew Industries, Inc.*	52,897
13,466	Fossil, Inc.*	488,142
2,538	Gap, Inc.	54,567
20,904	Gentex Corp.	405,747
48,606	Grupo Televisa SA – ADR+	897,267
3,540	Helen of Troy Ltd.*	85,562
9,266	HOT Topic, Inc.*	59,951
2,968	Jakks Pacific, Inc.*	36,655
23,032	Johnson Controls, Inc.+	716,295
27,815	Jones Apparel Group, Inc.+	468,961
1,253	Liberty Media Corp. - Capital*	42,401
19,232	Lincoln Educational Services Corp.*+	428,874
2,406	McGraw-Hill Cos., Inc.	82,285
2,516	Men's Wearhouse, Inc.	53,742
1,653	NutriSystem, Inc.	31,986
697	Panera Bread Co. - Class A*	50,735
431	Polo Ralph Lauren Corp.	34,450
5,130	priceline.com, Inc.*+	1,163,279
20,327	Ross Stores, Inc.+	994,194
2,824	Scholastic Corp.	83,026
6,211	Stein Mart, Inc.*	50,744
1,218	Steiner Leisure Ltd.*	52,337
3,035	Sturm Ruger & Co., Inc.	35,692
26,098	TJX Cos., Inc.+	1,086,460
1,783	True Religion Apparel, Inc.*	43,790
433	Whirlpool Corp.	36,441
2,600	Williams-Sonoma, Inc.	55,796
		11,320,003

	CONSUMER STAPLES - 12.9%
17,185	Alberto-Culver Co.+	476,368
790	Bunge Ltd.	47,076
2,465	Cal-Maine Foods, Inc.	79,028
3,724	Central Garden and Pet Co. - Class A*	35,564

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

5,507	Chiquita Brands International, Inc.*	$80,182
46,170	Coca-Cola Enterprises, Inc.+	1,179,643
14,171	Colgate-Palmolive Co.+	1,175,343
26,532	Corn Products International, Inc.+	864,413
6,137	Darling International, Inc.*	49,464
1,441	Estee Lauder Cos., Inc. - Class A	86,647
29,241	H.J. Heinz Co.+	1,342,162
32,832	Hain Celestial Group, Inc.*+	521,044
2,039	Hormel Foods Corp.	83,823
10,901	JM Smucker Co.+	650,572
35,653	Kraft Foods, Inc. - Class A+	1,013,615
2,071	Molson Coors Brewing Co. - Class B	83,627
18,019	NBTY, Inc.*+	818,063
15,133	PepsiCo, Inc.+	945,358
		9,531,992

	ENERGY - 1.8%
3,321	BreitBurn Energy Partners LP*	50,579
1,860	Bristow Group, Inc.*	67,351
6,990	Cal Dive International, Inc.*	49,280
4,252	Calumet Specialty Products Partners LP	84,402
890	Cimarex Energy Co.	53,186
3,671	Complete Production Services, Inc.*	51,247
953	Contango Oil & Gas Co.*	49,137
1,214	ENSCO International, Inc.	53,622
868	FMC Technologies, Inc.*	48,756
1,955	Gulfmark Offshore, Inc.*+	48,093
3,121	Hornbeck Offshore Services, Inc.*	58,924
721	Lufkin Industries, Inc.	52,669
1,130	National Oilwell Varco, Inc.	49,121
656	Noble Energy, Inc.	47,652
1,388	Oil States International, Inc.*	59,712
1,924	Penn Virginia Corp.	48,677
2,342	Petroleum Development Corp.*	55,060
673	SEACOR Holdings, Inc.*	51,404
1,512	Smith International, Inc.	61,977
1,886	Swift Energy Co.*	56,184
2,251	T-3 Energy Services, Inc.*+	53,439
4,034	Tesoro Corp.	48,085
1,077	Unit Corp.*	46,817
714	Whiting Petroleum Corp.*	53,443
		1,298,817

	FINANCIALS - 1.1%
8,336	Aflac, Inc.+	412,215
7,566	Commerce Bancshares, Inc.+	306,499
26,073	FelCor Lodging Trust, Inc. - REIT*	98,295
		817,009

	HEALTH CARE - 13.3%
31,613	AmerisourceBergen Corp.+	886,429
1,694	Amsurg Corp.*	34,998
7,053	Bio-Rad Laboratories, Inc. - Class A*+	658,680

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

43,092	Bristol-Myers Squibb Co.+	$1,056,185
1,917	Centene Corp.*	34,257
625	Covance, Inc.*	35,387
1,524	Coventry Health Care, Inc.*	35,326
14,620	Covidien PLC+	718,134
402	Edwards Lifesciences Corp.*	36,916
1,201	Forest Laboratories, Inc.*	35,886
1,104	Genoptix, Inc.*	35,957
1,727	Hi-Tech Pharmacal Co., Inc.*	37,148
733	Humana, Inc.*	34,693
18,724	Johnson & Johnson+	1,179,612
16,287	Life Technologies Corp.*+	826,728
903	Magellan Health Services, Inc.*	37,854
9,234	McKesson Corp.+	546,191
17,185	Medco Health Solutions, Inc.*+	1,086,779
1,570	Medicis Pharmaceutical Corp. - Class A	35,325
657	Mednax, Inc.*	35,149
1,424	Par Pharmaceutical Cos., Inc.*	35,643
19,494	Parexel International Corp.*	392,804
8,849	Quest Diagnostics, Inc.+	502,181
2,699	Quidel Corp.*	35,249
1,207	RehabCare Group, Inc.*	33,603
669	Stryker Corp.	35,524
21,635	Teva Pharmaceutical Industries Ltd. – ADR+	1,298,316
1,056	UnitedHealth Group, Inc.	35,756
1,357	Warner Chilcott Plc - Class A*	36,938
1,101	WellCare Health Plans, Inc.*	29,397
		9,823,045

	INDUSTRIALS - 18.4%
321	3M Co.	25,728
15,458	A.O. Smith Corp.+	700,247
2,373	ABM Industries, Inc.	48,599
2,009	Administaff, Inc.	36,202
2,090	American Superconductor Corp.*	58,520
774	Ameron International Corp.	53,305
8,711	APAC Customer Services, Inc.*	45,123
6,199	Apogee Enterprises, Inc.	88,584
3,841	Applied Industrial Technologies, Inc.	86,576
20,712	Armstrong World Industries, Inc.*+	762,616
3,426	Astec Industries, Inc.*	83,218
1,806	ATC Technology Corp.*	40,472
5,338	Barnes Group, Inc.	85,728
1,217	C.H. Robinson Worldwide, Inc.	64,903
745	Carlisle Cos., Inc.	25,554
3,150	Ceradyne, Inc.*	71,001
4,488	Comfort Systems USA, Inc.	52,599
13,081	Cummins, Inc.+	742,739
11,542	Deere & Co.	661,357
30,587	Deluxe Corp.+	549,037
4,703	Diana Shipping, Inc.*	65,419
11,821	DryShips, Inc.*+	64,661
9,298	Eaton Corp.+	633,380

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

2,243	EMCOR Group, Inc.*	$51,634
21,546	Emerson Electric Co.+	1,019,988
3,359	EnPro Industries, Inc.*	92,977
775	Esterline Technologies Corp.*	31,891
12,305	Excel Maritime Carriers Ltd.*	72,476
3,179	Franklin Electric Co., Inc.+	90,665
1,126	FTI Consulting, Inc.*	41,369
3,408	Gibraltar Industries, Inc.*	39,805
6,920	GrafTech International Ltd.*	86,431
718	HEICO Corp.	34,213
1,744	Heidrick & Struggles International, Inc.	47,036
1,839	HNI Corp.	43,713
1,755	Hubbell, Inc. - Class B	82,222
910	IHS, Inc. - Class A*	47,138
522	ITT Corp.	26,742
2,559	Kaydon Corp.	83,168
3,929	KHD Humboldt Wedag International Ltd.*	53,238
1,991	Kirby Corp.*	65,723
18,231	Korn/Ferry International*	311,385
352	L-3 Communications Holdings, Inc.	32,180
1,715	Lincoln Electric Holdings, Inc.	81,806
4,285	Navios Maritime Partners LP	67,403
566	Raytheon Co.	31,832
37,384	RR Donnelley & Sons Co.+	743,568
2,346	School Specialty, Inc.*	50,087
27,648	SYKES Enterprises, Inc.*+	658,299
16,929	Textainer Group Holdings Ltd.	349,584
3,486	Timken Co.	91,438
876	Toro Co.	38,562
604	Triumph Group, Inc.	31,613
20,455	Tyco International Ltd.*+	737,607
15,390	Union Pacific Corp.+	1,036,824
10,773	United Parcel Service, Inc. - Class B	632,806
15,062	United Technologies Corp.+	1,034,006
1,452	Universal Forest Products, Inc.	51,168
5,899	W.W. Grainger, Inc.	599,633
		13,635,798

	INFORMATION TECHNOLOGY - 19.1%
28,471	Altera Corp.+	695,547
2,309	Amdocs Ltd.*	67,146
11,542	Analog Devices, Inc.+	337,488
339	Apple, Inc.*	69,366
54,185	Applied Materials, Inc.+	663,224
6,840	Arris Group, Inc.*	70,589
10,042	Cirrus Logic, Inc.*	71,700
29,689	Cisco Systems, Inc.*+	722,333
8,254	Earthlink, Inc.	68,838
2,299	eBay, Inc.*	52,923
47,131	EMC Corp.*+	824,321
16,031	Emulex Corp.*	203,594
2,423	Euronet Worldwide, Inc.*	43,905
19,814	F5 Networks, Inc.*+	1,105,621

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

21,161	Hewlett-Packard Co.+	$1,074,767
35,397	Intel Corp.+	726,700
5,065	International Business Machines Corp.+	644,065
3,291	j2 Global Communications, Inc.*	71,415
52,582	Jabil Circuit, Inc.+	797,669
13,273	JDA Software Group, Inc.*+	375,626
2,894	Manhattan Associates, Inc.*	73,131
3,270	Mastercard, Inc. - Class A+	733,690
1,775	McAfee, Inc.*	70,450
26,998	Micron Technology, Inc.*	244,602
788	MicroStrategy, Inc. - Class A*	69,888
23,470	Molex, Inc.	479,961
33,858	NetApp, Inc.*+	1,016,079
9,296	Novatel Wireless, Inc.*	61,911
25,650	Nuance Communications, Inc.*	369,103
5,079	Omnivision Technologies, Inc.*	73,798
32,575	Oracle Corp.+	802,974
2,368	Plantronics, Inc.	67,322
2,083	Plexus Corp.*	71,843
3,968	QLogic Corp.*	72,218
2,774	Riverbed Technology, Inc.*	75,592
9,657	SanDisk Corp.*+	281,308
4,354	Semtech Corp.*	69,098
1,379	Sohu.com, Inc.*	70,619
3,390	Standard Microsystems Corp.*	66,173
4,478	STEC, Inc.*	46,034
8,295	TeleCommunication Systems, Inc. - Class A*	63,208
2,601	TeleTech Holdings, Inc.*	45,491
10,134	Tellabs, Inc.	70,026
7,081	Teradyne, Inc.*	70,739
3,540	Tyler Technologies, Inc.*	64,286
7,165	Valueclick, Inc.*	67,996
7,119	Vishay Intertechnology, Inc.*	72,970
1,654	Western Digital Corp.*+	63,894
4,895	Xyratex Ltd.*	64,663
		14,085,904

	MATERIALS - 1.9%
22,266	Ashland, Inc.+	1,048,283
3,501	Glatfelter	47,264
989	Minerals Technologies, Inc.	48,293
1,012	Newmont Mining Corp.	49,871
1,640	Olympic Steel, Inc.	45,362
1,495	OM Group, Inc.*	51,458
1,638	Southern Copper Corp.	48,092
2,000	Valspar Corp.	54,720
2,328	Westlake Chemical Corp.	47,142
		1,440,485

	TELECOMMUNICATION SERVICES - 2.9%
38,617	AT&T, Inc.+	958,088
5,224	Neutral Tandem, Inc.*	84,211
2,532	Telephone & Data Systems, Inc.+	79,024

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

2,691	Verizon Communications, Inc.	$77,850
42,194	Vodafone Group PLC – ADR+	918,563
		2,117,736

	UTILITIES - 2.4%
3,182	Ameren Corp.	78,627
2,408	Constellation Energy Group, Inc.	84,449
2,400	Edison International	78,312
5,863	Mirant Corp.*	73,757
3,586	NRG Energy, Inc.*+	78,318
2,370	NSTAR	80,153
31,741	OGE Energy Corp.+	1,160,451
2,217	Pinnacle West Capital Corp.	80,721
6,809	PNM Resources, Inc.	83,206
		1,797,994

	TOTAL COMMON STOCKS (Cost $53,917,660)	65,868,783

	EXCHANGE-TRADED FUNDS - 1.2%
35,268	Financial Select Sector SPDR Fund+	517,734
13,209	SPDR KBW Regional Banking	324,017

	TOTAL EXCHANGE-TRADED FUNDS (Cost $680,082)	841,751

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 8.2%
$6,064,517	UMB Money Market Fiduciary, 0.03%‡	6,064,517

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,064,517)	6,064,517

	TOTAL INVESTMENTS - 98.5% (Cost $60,662,259)	72,775,051
	Other assets less liabilities - 1.5%	1,143,270

	NET ASSETS - 100.0%	$73,918,321

Number of Shares		Value

SECURITIES SOLD SHORT

	COMMON STOCKS
	CONSUMER DISCRETIONARY
3,047	99 Cents Only Stores*	50,275
11,030	Abercrombie & Fitch Co. - Class A	401,713
10,222	Advance Auto Parts, Inc.	417,058
5,717	American Greetings Corp. - Class A	109,023
11,543	Apollo Group, Inc. - Class A*	691,195
6,266	Bebe Stores, Inc.	52,885

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

2,246	BJ's Restaurants, Inc.*	$48,064
9,885	BorgWarner, Inc.*	370,292
14,652	Carnival Corp.	526,886
2,471	Cato Corp. - Class A	48,432
7,952	CEC Entertainment, Inc.*	278,718
9,170	Choice Hotels International, Inc.	302,977
4,032	Citi Trends, Inc.*	119,912
799	Columbia Sportswear Co.	36,626
359	Deckers Outdoor Corp.*	43,152
2,066	Dick's Sporting Goods, Inc.*	50,266
25,009	DISH Network Corp. - Class A	499,430
25,740	Family Dollar Stores, Inc.	849,163
5,081	Fred's, Inc. - Class A	52,588
1,800	G-III Apparel Group Ltd.*	37,746
34,243	GameStop Corp. - Class A*	588,980
13,595	Garmin Ltd.	434,360
816	Harman International Industries, Inc.*	35,202
976	Hasbro, Inc.	34,921
1,349	International Speedway Corp. - Class A	36,032
24,368	K-Swiss, Inc. - Class A*	227,597
1,868	K12, Inc.*	37,603
3,106	Kirkland's, Inc.*	51,435
38,091	Lowe's Cos., Inc.	903,138
305	National Presto Industries, Inc.*	38,479
7,930	News Corp. - Class A	106,024
3,007	Peet's Coffee & Tea, Inc.*	109,334
8,763	Pier 1 Imports, Inc.*	53,542
23,265	Pulte Homes, Inc.*	251,960
7,119	Saks, Inc.*	49,691
3,449	Shutterfly, Inc.*	66,186
10,517	Staples, Inc.	270,918
20,392	Thomson Reuters Corp.	708,214
1,540	Thor Industries, Inc.	52,252
1,982	Timberland Co. - Class A*	36,647
6,285	Toyota Motor Corp. - ADR	470,306
4,553	VF Corp.	352,311
1,435	WABCO Holdings, Inc.	38,372
3,354	Westport Innovations, Inc.*	46,520
4,205	Winnebago Industries*	49,114
9,242	WMS Industries, Inc.*	350,549
3,906	Wonder Auto Technology, Inc.*	38,708
2,120	World Wrestling Entertainment, Inc. - Class A	36,146
6,028	Wynn Resorts Ltd.	383,200
27,382	Yum! Brands, Inc.	923,321
		11,767,463

	CONSUMER STAPLES
16,481	BJ's Wholesale Club, Inc.*	596,118
13,018	Clorox Co.	798,134
12,056	Coca-Cola Co.+	635,592
22,316	ConAgra Foods, Inc.	545,849
9,491	Costco Wholesale Corp.	578,666
8,561	Del Monte Foods Co.	100,335

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

15,519	Kellogg Co.	$809,316
1,811	Lancaster Colony Corp.	104,205
12,697	Lorillard, Inc.	927,389
23,021	McCormick & Co., Inc.	854,309
14,236	Procter & Gamble Co.	900,854
5,130	Ralcorp Holdings, Inc.*	342,735
18,489	Ruddick Corp.	541,728
2,015	Sanderson Farms, Inc.	98,654
6,435	Smithfield Foods, Inc.*	110,746
28,215	Sysco Corp.	815,414
8,914	United Natural Foods, Inc.*	261,804
2,034	Universal Corp.	107,904
5,137	Winn-Dixie Stores, Inc.*	56,199
		9,185,951

	ENERGY
1,123	CARBO Ceramics, Inc.	68,537
1,559	Consol Energy, Inc.	78,511
2,702	Dresser-Rand Group, Inc.*	83,519
1,451	Encore Acquisition Co.*	71,868
809	EOG Resources, Inc.	76,087
1,234	Hess Corp.	72,559
2,515	Marathon Oil Corp.	72,809
5,917	Northern Oil and Gas, Inc.*	73,134
1,974	Overseas Shipholding Group, Inc.	87,823
4,323	Patterson-UTI Energy, Inc.	66,747
3,302	PetroHawk Energy Corp.*	70,663
2,261	Plains Exploration & Production Co.*	74,183
2,409	Pride International, Inc.*	67,404
2,762	Sunoco, Inc.	72,834
7,356	Tetra Technologies, Inc.*	74,149
3,055	World Fuel Services Corp.	80,713
		1,191,540

	FINANCIALS
9,234	Brown & Brown, Inc.	154,946
3,207	Charles Schwab Corp.	58,720
5,259	Cullen/Frost Bankers, Inc.	284,775
22,829	Discover Financial Services	311,616
8,593	JPMorgan Chase & Co.	360,648
2,294	Leucadia National Corp.*	54,459
17,186	Marsh & McLennan Cos., Inc.	399,059
1,240	Rayonier, Inc. - REIT	51,547
5,259	State Street Corp.	236,182
		1,911,952

	HEALTH CARE
38,219	Aetna, Inc.	1,146,188
159	Alcon, Inc.	25,395
1,448	Align Technology, Inc.*	26,209
3,516	Allos Therapeutics, Inc.*	27,354
1,497	Allscripts-Misys Healthcare Solutions, Inc.*	26,781
1,655	Analogic Corp.	68,352

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

24,368	AstraZeneca PLC - ADR	$1,075,116
4,233	Becton, Dickinson and Co.	329,624
7,824	C.R. Bard, Inc.	655,495
13,723	Cardinal Health, Inc.	466,170
4,440	CardioNet, Inc.*	26,596
945	CareFusion Corp.*	23,852
1,666	Cepheid, Inc.*	25,157
11,030	Charles River Laboratories International, Inc.*	418,258
678	Computer Programs & Systems, Inc.	24,367
10,902	DaVita, Inc.*	671,672
13,018	DENTSPLY International, Inc.	430,766
18,468	Healthways, Inc.*	277,389
20,007	Hologic, Inc.*	345,121
3,782	Immunogen, Inc.*	24,999
1,826	Impax Laboratories, Inc.*	28,139
4,440	Inspire Pharmaceuticals, Inc.*	27,439
1,714	Luminex Corp.*	25,110
1,675	MAP Pharmaceuticals, Inc.*	22,981
690	Merck & Co., Inc.	25,447
1,230	Meridian Bioscience, Inc.	27,257
1,475	Merit Medical Systems, Inc.*	21,712
14,364	Molina Healthcare, Inc.*	307,102
11,928	Novartis AG - ADR*	659,857
25,522	Pfizer, Inc.	447,911
33,115	Pharmaceutical Product Development, Inc.	697,402
1,137	Pharmasset, Inc.*	24,116
5,865	Phase Forward, Inc.*	69,969
1,274	PSS World Medical, Inc.*	26,869
466	Quality Systems, Inc.	26,674
2,762	Rigel Pharmaceuticals, Inc.*	20,853
8,593	St. Jude Medical, Inc.*	328,424
413	Techne Corp.	26,399
877	Thoratec Corp.*	25,301
421	United Therapeutics Corp.*	24,170
21,098	VCA Antech, Inc.*	502,554
1,270	Volcano Corp.*	26,149
5,772	Zimmer Holdings, Inc.*	330,909
		9,837,605

	INDUSTRIALS
4,905	Actuant Corp. - Class A	88,830
2,745	Aegean Marine Petroleum Network, Inc.	78,672
25,650	American Reprographics Co.*	183,654
21,803	AMETEK, Inc.	851,189
5,091	Briggs & Stratton Corp.	89,143
27,189	Cintas Corp.	674,015
1,626	CLARCOR, Inc.	53,251
2,135	Corporate Executive Board Co.	48,849
1,032	Curtiss-Wright Corp.	33,076
4,274	Encore Wire Corp.	85,907
14,300	ESCO Technologies, Inc.	467,753
33,410	Expeditors International of Washington, Inc.	1,218,463
21,162	Fastenal Co.	938,958

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

1,064	FedEx Corp.	$90,185
886	Flowserve Corp.	88,680
12,312	Fluor Corp.	526,954
5,905	Force Protection, Inc.*	31,651
4,420	FreightCar America, Inc.	93,571
13,338	General Cable Corp.*	325,847
8,208	General Dynamics Corp.	595,490
2,457	Geo Group, Inc.*	48,575
27,510	Heartland Express, Inc.	421,178
12,377	Herman Miller, Inc.	225,261
26,035	Ingersoll-Rand PLC	830,777
2,840	KBR, Inc.	58,816
3,392	Kennametal, Inc.	88,362
4,619	Knight Transportation, Inc.	91,225
13,851	Lockheed Martin Corp.	1,077,054
14,364	Navigant Consulting, Inc.*	167,053
512	Northrop Grumman Corp.	31,365
2,959	Old Dominion Freight Line, Inc.*	90,960
24,111	PACCAR, Inc.	852,324
2,413	Pall Corp.	95,241
24,624	Pitney Bowes, Inc.	563,890
280	Precision Castparts Corp.	31,570
32,576	Republic Services, Inc.	916,689
1,741	Spirit Aerosystems Holdings, Inc. - Class A*	33,288
14,430	Taser International, Inc.*	109,091
3,914	Tetra Tech, Inc.*	81,881
3,998	Titan Machinery, Inc.*	47,616
1,064	Towers Watson & Co. - Class A	46,997
3,313	TrueBlue, Inc.*	43,963
2,602	Tutor Perini Corp.*	51,441
11,928	Valmont Industries, Inc.	849,274
		13,418,029

	INFORMATION TECHNOLOGY
2,967	ACI Worldwide, Inc.*	54,118
4,651	Acme Packet, Inc.*	77,532
4,703	Advanced Energy Industries, Inc.*	68,288
7,548	Applied Micro Circuits Corp.*	67,479
15,390	ASML Holding NV	474,474
12,441	Autodesk, Inc.*	346,855
10,483	Aviat Networks, Inc.*	64,470
2,385	Avnet, Inc.*	65,850
23,278	CA, Inc.	523,755
6,300	Cogent, Inc.*	62,370
3,708	Cognex Corp.	70,081
2,963	Compellent Technologies, Inc.*	46,015
8,962	Compuware Corp.*	67,125
4,181	Convergys Corp.*	51,594
1,983	Cymer, Inc.*	62,108
69,127	Dell, Inc.*	914,550
16,545	DST Systems, Inc.*	635,824
1,299	DTS, Inc.*	41,568
2,163	Electronic Arts, Inc.*	35,863

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

4,874	Factset Research Systems, Inc.	$322,659
48,479	Flextronics International Ltd.*	337,414
4,002	Formfactor, Inc.*	65,833
1,901	GSI Commerce, Inc.*	47,468
10,432	Harmonic, Inc.*	68,434
9,090	Infinera Corp.*	68,902
8,465	Infosys Technologies Ltd. - ADR	481,659
2,721	Ingram Micro, Inc. - Class A*	48,162
3,776	Insight Enterprises, Inc.*	48,295
3,266	International Rectifier Corp.*	66,071
11,415	Jack Henry & Associates, Inc.	257,751
1,888	Lam Research Corp.*	64,022
10,804	Lawson Software, Inc.*	65,040
33,987	Logitech International SA*	529,517
29,320	Maxim Integrated Products, Inc.	543,006
829	MAXIMUS, Inc.	47,734
4,050	Maxwell Technologies, Inc.*	56,133
5,211	MEMC Electronic Materials, Inc.*	63,105
3,458	MKS Instruments, Inc.*	62,348
3,105	Monolithic Power Systems, Inc.*	63,063
8,208	Multi-Fineline Electronix, Inc.*	178,934
65,664	National Semiconductor Corp.	950,815
7,110	Netezza Corp.*	64,985
1,563	Paychex, Inc.	46,796
1,804	Pegasystems, Inc.	64,944
14,236	QUALCOMM, Inc.	522,319
3,803	Rubicon Technology, Inc.*	59,707
21,418	SAP AG - ADR	954,814
3,174	Scansource, Inc.*	82,524
2,744	Sourcefire, Inc.*	64,100
3,511	SRA International, Inc. - Class A*	66,920
10,942	Supertex, Inc.*	261,623
2,338	SYNNEX Corp.*	66,960
14,749	Synopsys, Inc.*	323,003
64,895	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	632,726
72,975	Telefonaktiebolaget LM Ericsson - ADR	730,480
2,927	THQ, Inc.*	17,738
23,983	TriQuint Semiconductor, Inc.*	172,438
2,355	Viasat, Inc.*	71,592
543	Visa, Inc. - Class A	46,307
1,400	VMware, Inc. - Class A*	69,314
		12,485,574

	MATERIALS
916	Air Products & Chemicals, Inc.	62,819
3,051	AK Steel Holding Corp.	65,688
4,749	Alcoa, Inc.	63,162
7,041	Century Aluminum Co.*	85,830
4,552	Coeur d'Alene Mines Corp.*	66,687
6,156	Compass Minerals International, Inc.	464,963
3,164	H.B. Fuller Co.	66,412
7,102	Louisiana-Pacific Corp.*	54,046
827	Monsanto Co.	58,428

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2010
(Unaudited)

Number of Shares		Value

6,028	Praxair, Inc.	$452,944
2,880	RTI International Metals, Inc.*	69,206
1,416	Schnitzer Steel Industries, Inc. - Class A	64,655
1,167	Vulcan Materials Co.	50,659
		1,625,499

	TELECOMMUNICATION SERVICES
27,638	Premiere Global Services, Inc.*	207,838
76,437	Telefonos de Mexico SAB de CV - ADR	1,197,004
11,607	United States Cellular Corp.*	425,164
		1,830,006

	UTILITIES
2,221	AGL Resources, Inc.	80,689
2,497	Allete, Inc.	78,531
2,511	Alliant Energy Corp.	79,423
2,974	Black Hills Corp.	82,885
1,789	Consolidated Edison, Inc.	76,480
23,021	Exelon Corp.	996,809
2,462	Laclede Group, Inc.	80,729
2,231	New Jersey Resources Corp.	81,253
2,000	Nicor, Inc.	83,300
1,839	Northwest Natural Gas Co.	80,897
3,195	NorthWestern Corp.	80,035
2,049	South Jersey Industries, Inc.	81,694
3,391	Vectren Corp.	78,841
2,447	WGL Holdings, Inc.	80,384
		2,041,950

	TOTAL COMMON STOCKS (Proceeds $61,046,141)	65,295,569

	EXCHANGE-TRADED FUNDS
11,421	iShares Dow Jones U.S. Technology Sector Index Fund	628,955
9,876	SPDR S&P Metals & Mining	506,540

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,123,715)	1,135,495

	TOTAL SECURITIES SOLD SHORT (Proceeds $62,169,856)	$66,431,064

ADR - American Depository Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

* Non-income producing security
+ Long security positions with a value of $49,981,079 and a cash value of $66,504,059 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2010

Sector Representation as of 2/28/2010 (% of net assets)

Sector Breakdown	% of Net Assets
Information Technology	19.1%
Industrials	18.4
Consumer Discretionary	15.3
Health Care	13.3
Consumer Staples	12.9
Short-Term Investments	8.2
Telecommunication Services	2.9
Utilities	2.4
Materials	1.9
Energy	1.8
Exchange-Traded Funds	1.2
Financials	1.1
Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2010

Note 1 – Organization:
The Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Zacks Multi-Cap Opportunity Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks Multi-Cap Opportunity Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.  The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets.  The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2010

Note 3 – Federal Income Tax Information:
At February 28, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$20,893,206	$61,117,891

Proceeds from Securities Sold Short	$-	$(60,900,283)

Gross Unrealized Appreciation	$3,146,284	$13,654,429
Gross Unrealized (Depreciation)	(693,494)	(7,528,050)
Net Unrealized Appreciation/(Depreciation) on Investments and Securities Sold Short	$2,452,790	$6,126,379

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2010, in valuing the Funds’ assets carried at fair value:

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2010

Zacks Multi Cap Opportunities Fund

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,339,182	-	-	$2,339,182
Consumer Staples	2,555,879	-	-	2,555,879
Energy	2,538,754	-	-	2,538,754
Financials	1,879,918	-	-	1,879,918
Health Care	3,538,264	-	-	3,538,264
Industrials	1,912,164	-	-	1,912,164
Information Technology	4,939,992	-	-	4,939,992
Materials	903,694	-	-	903,694
Telecommunication Services	498,881	-	-	498,881
Utilities	724,313	-	-	724,313
Exchange-Traded Funds	1,241,539	-	-	1,241,539
Short-Term Investments	273,416	-	-	273,416
Total	$23,345,996	-	-	$23,345,996

Zacks Market Neutral Fund

Sector	Level 1	Level 2	Level 3	Total
Long Securities - Common Stock
Consumer Discretionary	$11,320,003	-	-	$11,320,003
Consumer Staples	9,531,992	-	-	9,531,992
Energy	1,298,817	-	-	1,298,817
Financials	817,009	-	-	817,009
Health Care	9,823,045	-	-	9,823,045
Industrials	13,635,798	-	-	13,635,798
Information Technology	14,085,904	-	-	14,085,904
Materials	1,440,485	-	-	1,440,485
Telecommunication Services	2,117,736	-	-	2,117,736
Utilities	1,797,994	-	-	1,797,994
Exchange-Traded Funds	841,751	-	-	841,751
Short-Term Investments	6,064,517	-	-	6,064,517
Total	$72,775,051	-	-	$72,775,051

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2010

Sector	Level 1	Level 2	Level 3	Total
Securities Sold Short - Common Stock
Consumer Discretionary	$11,767,463	-	-	$11,767,463
Consumer Staples	9,185,951	-	-	9,185,951
Energy	1,191,540	-	-	1,191,540
Financials	1,911,952	-	-	1,911,952
Health Care	9,837,605	-	-	9,837,605
Industrials	13,418,029	-	-	13,418,029
Information Technology	12,485,574	-	-	12,485,574
Materials	1,625,499	-	-	1,625,499
Telecommunication Services	1,830,006	-	-	1,830,006
Utilities	2,041,950	-	-	2,041,950
Exchange-Traded Funds	1,135,495	-	-	1,135,495
Total	$66,431,064	-	-	$66,431,064

Note 5 – Derivatives and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	April 27, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	April 27, 2010

* Print the name and title of each signing officer under his or her signature.